Basis of preparation and changes to the Company's accounting policies - Going concern (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Going concern
Company's cash position	SFr 51,564	SFr 78,494	SFr 40,007	SFr 31,586
Short-term financial assets	SFr 123,560	SFr 24,554